UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Australia (2.2%)

Macquarie Group, Ltd.	385,580	$8,268,949

Telstra Corp., Ltd.	4,666,219	13,942,528

		22,211,477
Belgium (2.3%)

Anheuser-Busch InBev NV	432,535	22,977,345

		22,977,345
Brazil (0.3%)

Rossi Residencial SA	624,400	2,910,121

		2,910,121
Canada (1.7%)

Agrium, Inc.	122,160	8,161,552

Canadian Natural Resources, Ltd.	321,300	9,469,733

		17,631,285
China (5.1%)

China Construction Bank Corp.	15,409,000	9,197,564

China Mobile, Ltd.	805,500	7,858,075

China National Materials Co., Ltd.	13,699,000	4,789,326

China WindPower Group, Ltd.(NON)	69,160,000	3,211,701

Industrial and Commercial Bank of China, Ltd.	20,238,000	9,785,553

Lenovo Group, Ltd.	9,006,000	6,023,668

PCD Stores Group, Ltd.	25,184,000	3,067,910

Perfect World Co., Ltd. ADR(NON)	339,000	3,783,240

Zhongpin, Inc.(NON)	609,400	4,631,440

		52,348,477
France (11.7%)

Arkema	166,159	9,665,703

AXA SA	641,898	8,348,480

BNP Paribas SA	344,441	13,656,694

Christian Dior SA	176,211	19,746,002

Sanofi	465,218	30,597,099

Schneider Electric SA	154,964	8,357,054

Technip SA	144,899	11,615,450

Valeo SA	168,263	7,077,673

Vinci SA	243,792	10,485,904

		119,550,059
Germany (10.7%)

Allianz SE	136,171	12,835,325

BASF SE	161,145	9,793,906

Biotest AG (Preference)	78,319	3,819,965

Deutsche Bank AG	225,523	7,870,874

Deutsche Post AG	1,372,435	17,570,150

Kabel Deutschland Holding AG(NON)	210,161	11,347,693

MTU Aero Engines Holding AG	204,629	12,850,653

Porsche Automobil Holding SE (Preference)	381,951	18,314,789

Siemens AG	163,673	14,811,419

		109,214,774
Hong Kong (0.7%)

Henderson Land Development Co., Ltd.	1,633,000	7,246,562

		7,246,562
Ireland (1.9%)

Kerry Group PLC Class A	308,433	10,816,547

WPP PLC	943,815	8,719,912

		19,536,459
Israel (0.8%)

Teva Pharmaceutical Industries, Ltd. ADR	224,000	8,337,280

		8,337,280
Italy (0.8%)

Fiat SpA	1,422,030	7,698,320

		7,698,320
Japan (23.8%)

Aisin Seiki Co., Ltd.	362,400	12,047,033

Electric Power Development Co.	346,400	10,213,662

Fujitsu, Ltd.	1,844,000	8,691,909

Inpex Corp.	2,844	17,536,114

Japan Tobacco, Inc.	3,433	16,025,934

Konami Corp.	290,200	9,749,256

Lawson, Inc.	159,900	9,042,933

Mitsubishi Electric Corp.	1,565,000	13,868,368

Mitsubishi Tanabe Pharma	599,100	11,112,481

Mitsubishi UFJ Financial Group, Inc.	2,941,600	13,228,945

Mitsui & Co., Ltd.	1,192,500	17,270,361

Nippon Telegraph & Telephone (NTT) Corp.	263,600	12,676,199

Nissan Motor Co., Ltd.	2,218,500	19,616,895

NTT DoCoMo, Inc.	12,198	22,248,713

ORIX Corp.	279,260	21,775,413

Sumitomo Heavy Industries, Ltd.	2,021,000	10,370,058

Tokyo Gas Co., Ltd.	2,280,000	10,626,525

Yamada Denki Co., Ltd.	104,120	7,273,651

		243,374,450
Netherlands (1.0%)

ING Groep NV GDR(NON)	1,487,425	10,486,103

		10,486,103
Norway (1.0%)

DnB NOR ASA	1,016,258	10,184,226

		10,184,226
Russia (2.4%)

Gazprom OAO ADR	436,884	4,178,994

Sberbank of Russia ADR(NON)	1,098,515	9,582,034

Synergy Co.(NON)	200,709	6,021,270

Uralkali GDR	150,522	5,125,303

		24,907,601
South Korea (1.7%)

KB Financial Group, Inc.	288,180	9,411,827

Samsung Electronics Co., Ltd.	11,134	7,799,513

		17,211,340
Spain (0.7%)

Grifols SA(NON)	387,702	7,264,463

		7,264,463
Switzerland (0.8%)

Wolseley PLC	319,095	7,957,814

		7,957,814
Taiwan (1.4%)

Hon Hai Precision Industry Co., Ltd.	2,600,000	5,804,051

Unimicron Technology Corp.	5,852,000	8,202,518

		14,006,569
United Kingdom (23.5%)

Associated British Foods PLC	645,005	11,082,702

Barclays PLC	4,217,993	10,373,364

BG Group PLC	1,153,775	22,010,689

British American Tobacco (BAT) PLC	440,852	18,719,643

Centrica PLC	2,503,481	11,529,380

Compass Group PLC	1,128,637	9,143,380

Kingfisher PLC	2,856,369	10,968,958

Pearson PLC	573,208	10,107,715

Prudential PLC	910,479	7,807,201

Reckitt Benckiser Group PLC	428,166	21,686,319

Rio Tinto PLC	583,247	25,806,128

Royal Dutch Shell PLC Class A	795,294	24,711,388

SSE PLC	918,486	18,402,265

Tullow Oil PLC	502,299	10,209,616

Virgin Media, Inc.	245,609	5,980,579

WM Morrison Supermarkets PLC	2,197,793	9,928,428

Xstrata PLC	972,396	12,217,529

		240,685,284
United States (4.2%)

Accenture PLC Class A	98,900	5,210,052

ACE, Ltd.	178,400	10,811,040

Apple, Inc.(NON)	23,600	8,995,848

First Solar, Inc.(NON)(S)	74,900	4,734,429

Tyco International, Ltd.	322,218	13,130,424

		42,881,793

Total common stocks (cost $1,134,055,746)		$1,008,621,802

SHORT-TERM INVESTMENTS (1.0%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	4,482,100	$4,482,100

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.082%, July 26, 2012(SEGSF)	$4,031,000	4,028,645

U.S. Treasury Bills with effective yields ranging from 0.062% to 0.083%, June 28, 2012(SEGSF)	1,315,000	1,314,271

U.S. Treasury Bills with an effective yield of 0.104%, February 9, 2012(SEGSF)	20,000	19,992

U.S. Treasury Bills with an effective yield of 0.082%, January 12, 2012(SEGSF)	181,000	180,957

U.S. Treasury Bills with effective yields ranging from 0.168% to 0.176%, October 20, 2011(SEGSF)	146,000	145,984

Total short-term investments (cost $10,171,949)		$10,171,949

TOTAL INVESTMENTS

Total investments (cost $1,144,227,695)(b)		$1,018,793,751

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $356,259,561) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/19/11	$2,778,566	$3,005,526	$(226,960)
	British Pound	Buy	10/19/11	179,007	182,731	(3,724)
	Canadian Dollar	Buy	10/19/11	3,777,931	3,982,739	(204,808)
	Euro	Sell	10/19/11	11,245,515	11,713,481	467,966
	Norwegian Krone	Sell	10/19/11	2,636,681	2,857,897	221,216
	Swedish Krona	Buy	10/19/11	3,280,682	3,510,655	(229,973)
	Swiss Franc	Buy	10/19/11	10,185,567	10,905,569	(720,002)
Barclays Bank PLC
	British Pound	Sell	10/19/11	2,218,535	2,263,106	44,571
	Canadian Dollar	Buy	10/19/11	4,791,711	5,047,505	(255,794)
	Euro	Buy	10/19/11	3,535,106	3,683,031	(147,925)
	Hong Kong Dollar	Buy	10/19/11	3,721,350	3,717,623	3,727
	Japanese Yen	Sell	10/19/11	14,238,686	14,175,864	(62,822)
	Norwegian Krone	Sell	10/19/11	2,108,955	2,290,269	181,314
	Singapore Dollar	Buy	10/19/11	6,862,919	7,384,058	(521,139)
	Swedish Krona	Buy	10/19/11	865,832	927,818	(61,986)
	Swiss Franc	Buy	10/19/11	6,892,608	7,254,166	(361,558)
Citibank, N.A.
	Australian Dollar	Buy	10/19/11	2,979,906	3,221,004	(241,098)
	British Pound	Buy	10/19/11	2,812,415	2,868,377	(55,962)
	Danish Krone	Buy	10/19/11	11,244,448	11,763,021	(518,573)
	Euro	Sell	10/19/11	1,613,441	1,681,075	67,634
	Hong Kong Dollar	Buy	10/19/11	3,365,509	3,362,117	3,392
	Norwegian Krone	Sell	10/19/11	969,380	1,051,706	82,326
	Singapore Dollar	Buy	10/19/11	10,562	11,366	(804)
	Swedish Krona	Sell	10/19/11	2,474,474	2,649,508	175,034
	Swiss Franc	Buy	10/19/11	7,606,197	8,018,145	(411,948)
Credit Suisse AG
	Australian Dollar	Sell	10/19/11	1,702,623	1,841,135	138,512
	British Pound	Sell	10/19/11	3,038,751	3,100,248	61,497
	Canadian Dollar	Buy	10/19/11	774,602	815,903	(41,301)
	Euro	Sell	10/19/11	8,686,740	9,054,635	367,895
	Japanese Yen	Sell	10/19/11	4,552,385	4,523,359	(29,026)
	Norwegian Krone	Sell	10/19/11	2,161,740	2,346,720	184,980
	Swedish Krona	Buy	10/19/11	4,581,038	4,904,391	(323,353)
	Swiss Franc	Buy	10/19/11	8,146,995	8,576,546	(429,551)
Deutsche Bank AG
	Australian Dollar	Buy	10/19/11	888,355	958,533	(70,178)
	British Pound	Sell	10/19/11	2,212,131	2,222,018	9,887
	Euro	Sell	10/19/11	7,449,285	7,759,332	310,047
	Swedish Krona	Buy	10/19/11	2,720,387	2,915,645	(195,258)
	Swiss Franc	Buy	10/19/11	4,731,957	4,986,901	(254,944)
Goldman Sachs International
	Australian Dollar	Buy	10/19/11	3,613,075	3,906,222	(293,147)
	British Pound	Sell	10/19/11	2,980,957	3,040,253	59,296
	Euro	Sell	10/19/11	5,291,723	5,513,942	222,219
	Japanese Yen	Sell	10/19/11	3,307,561	3,288,040	(19,521)
	Norwegian Krone	Buy	10/19/11	1,202,903	1,304,831	(101,928)
	Swedish Krona	Buy	10/19/11	1,773,276	1,898,205	(124,929)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/11	4,898,105	5,295,361	(397,256)
	British Pound	Sell	10/19/11	260,076	265,339	5,263
	Euro	Sell	10/19/11	4,949,685	5,155,659	205,974
	Hong Kong Dollar	Buy	10/19/11	2,351,871	2,349,645	2,226
	Norwegian Krone	Sell	10/19/11	3,860,790	4,189,605	328,815
	Swiss Franc	Buy	10/19/11	4,996,997	5,257,468	(260,471)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	10/19/11	460,883	45,650	(415,233)
	British Pound	Sell	10/19/11	7,768,075	7,906,182	138,107
	Euro	Sell	10/19/11	2,962,538	3,087,266	124,728
	Hong Kong Dollar	Buy	10/19/11	3,990,032	3,985,725	4,307
	Japanese Yen	Sell	10/19/11	2,213,736	2,200,472	(13,264)
	Norwegian Krone	Buy	10/19/11	9,049,345	9,809,506	(760,161)
	Singapore Dollar	Buy	10/19/11	11,742,316	12,640,221	(897,905)
	Swedish Krona	Buy	10/19/11	3,215,793	3,442,834	(227,041)
	Swiss Franc	Buy	10/19/11	9,323,935	9,822,452	(498,517)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/11	2,987,847	3,226,548	(238,701)
	British Pound	Sell	10/19/11	4,097,175	4,178,439	81,264
	Canadian Dollar	Buy	10/19/11	3,020,947	3,184,782	(163,835)
	Euro	Buy	10/19/11	13,499,020	13,445,151	53,869
	Japanese Yen	Sell	10/19/11	3,844,297	3,821,066	(23,231)
	Swedish Krona	Sell	10/19/11	6,299,105	6,756,259	457,154
	Swiss Franc	Buy	10/19/11	2,910,036	3,060,655	(150,619)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/11	3,089,437	3,341,630	(252,193)
	Canadian Dollar	Sell	10/19/11	1,700,581	1,791,344	90,763
	Euro	Buy	10/19/11	3,392,467	3,560,788	(168,321)
	Norwegian Krone	Sell	10/19/11	353,275	383,065	29,790
	Swedish Krona	Buy	10/19/11	176,330	188,703	(12,373)
UBS AG
	Australian Dollar	Buy	10/19/11	2,944,848	3,184,356	(239,508)
	British Pound	Sell	10/19/11	5,993,153	6,105,833	112,680
	Euro	Sell	10/19/11	7,566,697	7,883,717	317,020
	Norwegian Krone	Buy	10/19/11	347,927	377,545	(29,618)
	Swedish Krona	Buy	10/19/11	3,905,821	4,182,234	(276,413)
	Swiss Franc	Buy	10/19/11	7,954,208	8,380,514	(426,306)
Westpac Banking Corp.
	Australian Dollar	Buy	10/19/11	1,172,206	1,266,877	(94,671)
	British Pound	Sell	10/19/11	641,677	654,567	12,890
	Canadian Dollar	Sell	10/19/11	3,709,950	3,907,405	197,455
	Euro	Sell	10/19/11	3,052,040	3,180,229	128,189
	Japanese Yen	Sell	10/19/11	4,285,264	4,259,253	(26,011)

Total						$(6,587,853)

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts
OAO	Open Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,022,137,179.
(b)	The aggregate identified cost on a tax basis is $1,149,593,588, resulting in gross unrealized appreciation and depreciation of $73,386,973 and $204,186,810, respectively, or net unrealized depreciation of $130,799,837.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,260,354. The fund received cash collateral of $4,482,100 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $500 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $99,689,413 and $104,304,686, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $6,017,816 to cover certain derivatives contracts.
ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $643,200,000 on forward currency contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,821,609 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $5,579,446.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$22,211,477	$—
Belgium	—	22,977,345	—
Brazil	2,910,121	—	—
Canada	17,631,285	—	—
China	8,414,680	43,933,797	—
France	—	119,550,059	—
Germany	—	109,214,774	—
Hong Kong	—	7,246,562	—
Ireland	—	19,536,459	—
Israel	8,337,280	—	—
Italy	—	7,698,320	—
Japan	—	243,374,450	—
Netherlands	—	10,486,103	—
Norway	—	10,184,226	—
Russia	—	24,907,601	—
South Korea	—	17,211,340	—
Spain	—	7,264,463	—
Switzerland	—	7,957,814	—
Taiwan	—	14,006,569	—
United Kingdom	5,980,579	234,704,705	—
United States	42,881,793	—	—
Total common stocks	86,155,738	922,466,064	—
Short-term investments	—	10,171,949	—

Totals by level	$86,155,738	$932,638,013	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,587,853)	$—

Totals by level	$—	$(6,587,853)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$4,892,007	$11,479,860

Total	$4,892,007	$11,479,860

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnan International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011